REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
REVENUES.
Schedule of revenues by for the respective periods

The Group’s revenues for the respective periods are detailed as follows (RMB in thousands):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales of solar modules	32,556,394	37,737,383	80,224,354
Sales of solar projects	1,197,713	—	31,400
Sales of silicon wafers	452,141	1,152,055	466,553
Sales of solar cells	344,510	606,582	1,024,114
Sales of other solar materials	478,184	1,043,760	1,380,875
Processing service fees	—	186,045	—
Revenue from generated electricity	100,517	100,696	—
Total	35,129,459	40,826,521	83,127,296

Summary of revenues in generated in respective region

The following table summarizes the Group’s net revenues generated in respective region (RMB in thousands):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	6,370,975	10,134,888	34,839,410
North America	10,098,116	6,621,799	3,727,493
Europe	4,644,487	7,481,581	19,637,777
Asia Pacific	9,603,211	10,239,162	11,274,447
Rest of the world	4,412,670	6,349,091	13,648,169
Total	35,129,459	40,826,521	83,127,296